Madison Funds | July 31, 2025

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 50.2%
Bond Funds - 22.5%
iShares 5-10 Year Investment Grade
Corporate Bond ETF	15,318	$814,152
Janus Henderson Mortgage-Backed Securities ETF	81,782	3,654,020
Schwab Intermediate-Term U.S. Treasury ETF	109,275	2,714,391
SPDR Portfolio Long Term Treasury ETF	25,061	657,851
Vanguard Short-Term Corporate Bond ETF	10,676	846,393
		8,686,807
Foreign Stock Funds - 9.3%
Franklin FTSE Japan ETF	12,547	398,367
iShares MSCI Emerging Markets Asia ETF (A)	12,770	1,070,892
iShares MSCI Eurozone ETF (A)	6,595	382,972
Vanguard FTSE All-World ex-U.S. ETF	8,875	591,075
Vanguard FTSE Europe ETF	15,029	1,136,944
		3,580,250
Stock Funds - 18.4%
Distillate U.S. Fundamental Stability &
Value ETF	25,466	1,396,046
Energy Select Sector SPDR Fund ETF	4,628	403,608
Invesco S&P 500 Quality ETF (A)	41,747	2,979,901
iShares Core S&P Small-Cap ETF	5,991	660,688
SPDR S&P Bank ETF (A)	10,882	611,786
Vanguard Information Technology ETF (A)	1,473	1,017,062
		7,069,091
Total Exchange Traded Funds
(Cost $18,004,649)		19,336,148

INVESTMENT COMPANIES - 48.0%
Bond Funds - 43.0%
Madison Core Bond Fund, Class R6 (B) (C)	1,849,641	16,572,783

Stock Funds - 5.0%
Madison Large Cap Fund, Class R6 (C)	65,948	1,911,842

Total Investment Companies
(Cost $19,978,998)		18,484,625

SHORT-TERM INVESTMENTS - 11.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.250%	671,552	671,552
State Street Navigator Securities Lending
Government Money Market Portfolio (D) (E), 4.320%	3,699,800	3,699,800

Total Short-Term Investments
(Cost $4,371,352)		4,371,352
TOTAL INVESTMENTS - 109.5%
(Cost $42,354,999)		42,192,125

NET OTHER ASSETS AND LIABILITIES - (9.5%)		(3,668,892)

TOTAL NET ASSETS - 100.0%		$38,523,233

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $3,599,229, collateralized by cash collateral of $3,699,800.
(B)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(C)	Affiliated Company.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 59.7%
Bond Funds - 12.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	29,861	$1,587,112
Janus Henderson Mortgage-Backed Securities ETF	94,347	4,215,424
Schwab Intermediate-Term U.S. Treasury ETF (A)	135,273	3,360,181
SPDR Portfolio Long Term Treasury ETF	51,358	1,348,148
		10,510,865
Foreign Stock Funds - 16.6%
Franklin FTSE Japan ETF (A)	49,454	1,570,165
iShares MSCI Emerging Markets Asia ETF (A)	51,285	4,300,760
iShares MSCI Eurozone ETF (A)	22,279	1,293,742
Vanguard FTSE All-World ex-U.S. ETF	39,780	2,649,348
Vanguard FTSE Europe ETF	62,436	4,723,283
		14,537,298
Stock Funds - 31.1%
Distillate U.S. Fundamental Stability &
Value ETF	89,161	4,887,806
Energy Select Sector SPDR Fund ETF	17,586	1,533,675
Invesco S&P 500 Quality ETF	137,799	9,836,093
iShares Core S&P Small-Cap ETF	26,074	2,875,441
SPDR S&P Bank ETF (A)	52,598	2,957,059
Vanguard Information Technology ETF (A)	7,294	5,036,288
		27,126,362
Total Exchange Traded Funds
(Cost $45,998,455)		52,174,525

INVESTMENT COMPANIES - 35.8%
Bond Funds - 26.8%
Madison Core Bond Fund, Class R6 (B) (C)	2,618,062	23,457,835

Stock Funds - 9.0%
Madison Large Cap Fund, Class R6 (C)	271,862	7,881,284

Total Investment Companies
(Cost $30,920,057)		31,339,119

SHORT-TERM INVESTMENTS - 12.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.250%	3,897,993	3,897,993
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.320%	6,601,466	6,601,466

Total Short-Term Investments
(Cost $10,499,459)		10,499,459
TOTAL INVESTMENTS - 107.6%
(Cost $87,417,971)		94,013,103

NET OTHER ASSETS AND LIABILITIES - (7.6%)		(6,611,311)

TOTAL NET ASSETS - 100.0%		$87,401,792

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $6,426,040, collateralized by cash collateral of $6,601,466.
(B)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(C)	Affiliated Company.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 67.2%
Bond Funds - 3.8%
Janus Henderson Mortgage-Backed Securities ETF	18,274	$816,483
Schwab Intermediate-Term U.S. Treasury ETF (A)	16,867	418,976
SPDR Portfolio Long Term Treasury ETF	30,648	804,510
		2,039,969
Foreign Stock Funds - 22.6%
Franklin FTSE Japan ETF (A)	43,060	1,367,155
iShares MSCI Emerging Markets Asia ETF (A)	40,916	3,431,216
iShares MSCI Eurozone ETF	18,105	1,051,357
Vanguard FTSE All-World ex-U.S. ETF	28,057	1,868,596
Vanguard FTSE Europe ETF	57,750	4,368,788
		12,087,112
Stock Funds - 40.8%
Distillate U.S. Fundamental Stability & Value ETF	77,595	4,253,758
Energy Select Sector SPDR Fund ETF	15,102	1,317,045
Invesco S&P 500 Quality ETF	100,869	7,200,029
iShares Core S&P Small-Cap ETF	23,021	2,538,756
SPDR S&P Bank ETF (A)	43,578	2,449,955
Vanguard Information Technology ETF (A)	5,817	4,016,464
		21,776,007
Total Exchange Traded Funds
(Cost $30,854,090)		35,903,088

INVESTMENT COMPANIES - 26.8%
Bond Funds - 14.5%
Madison Core Bond Fund, Class R6 (B)	863,240	7,734,636

Stock Funds - 12.3%
Madison Large Cap Fund, Class R6 (B)	227,590	6,597,823

Total Investment Companies
(Cost $12,591,924)		14,332,459

SHORT-TERM INVESTMENTS - 21.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.250%	2,879,604	2,879,604
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.320%	8,661,052	8,661,052

Total Short-Term Investments
(Cost $11,540,656)		11,540,656
TOTAL INVESTMENTS - 115.6%
(Cost $54,986,670)		61,776,203

NET OTHER ASSETS AND LIABILITIES - (15.6%)		(8,356,496)

TOTAL NET ASSETS - 100.0%		$53,419,707

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $8,437,983, collateralized by cash collateral of $8,661,052.

(B)	A iliated Company.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor's.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (B) (C), 7.488%, 9/25/36	534,000	$—

Total Commercial Mortgage-Backed Securities
(Cost $–)		—

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	$1,828	1,921
7.000%, 5/1/32 Pool # 644591	187	197
		2,118
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	343	356

Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	1,857	1,909
6.500%, 4/20/31 Pool # 3068	1,585	1,643
		3,552
Total Mortgage Backed Securities
(Cost $5,812)		6,026

	Shares
EXCHANGE TRADED FUNDS - 99.5%
Bond Funds - 57.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	48,457	2,575,489
Janus Henderson Mortgage-Backed Securities ETF (D)	141,625	6,327,805
Madison Aggregate Bond ETF (E)	1,050,000	21,236,250
Madison Short-Term Strategic Income ETF (E)	1,387,500	28,513,125
SPDR Portfolio High Yield Bond ETF	542,954	12,868,010
		71,520,679

Stock Funds - 42.4%
Global X MLP ETF (D)	102,449	5,282,270
Madison Covered Call ETF (E)	1,075,000	20,038,000
Madison Dividend Value ETF (D) (E)	1,035,000	23,078,120
Schwab U.S. Dividend Equity ETF (D)	181,261	4,803,417
		53,201,807
Total Exchange Traded Funds
(Cost $121,945,042)		124,722,486

SHORT-TERM INVESTMENTS - 7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 4.250%	749,659	749,659
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 4.320%	8,314,238	8,314,238

Total Short-Term Investments
(Cost $9,063,897)		9,063,897
TOTAL INVESTMENTS - 106.7%
(Cost $131,014,751)		133,792,409

NET OTHER ASSETS AND LIABILITIES - (6.7%)		(8,423,487)

TOTAL NET ASSETS - 100.0%		$125,368,922
(A)	Floating rate or variable rate note. Rate shown is as of July 31, 2025.

(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2025.

(C)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(D)	All or a portion of these securities is on loan. The total value of the securities on loan is $13,155,816, collateralized by cash collateral of $8,314,238 and non-cash collateral of $5,248,239.

(E)	Affiliated Company.

(F)	7-day yield.

(G)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

SPDR	Standard & Poor's Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
MUNICIPAL BONDS - 98.0%
Alabama - 6.8%
Mobile County, General Obligation, 5.000%, 2/1/39	$610,000	$638,478
Montgomery Water Works & Sanitary Sewer Board, 5.000%, 9/1/42	315,000	325,532
Pike Road, Authority Revenue, 4.000%, 9/1/31	170,000	170,083
UAB Medicine Finance Authority Revenue, Series B, 5.000%, 9/1/27	150,000	156,951
		1,291,044
Arkansas - 0.9%
Arkansas Development Finance Authority, 5.000%, 2/1/26	175,000	175,889

California - 0.6%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5.000%, 7/1/40	120,000	121,894

Colorado - 3.5%
Colorado Springs Utilities System Revenue, Series A, 4.000%, 11/15/40	250,000	241,509
El Paso County Facilities Corp., Series A, 5.000%, 12/1/27	400,000	421,379
		662,888

Florida - 5.2%
County of Polk Utility System Revenue, 5.000%, 10/1/54	350,000	354,288
Hialeah Utility System, 5.000%, 10/1/35	400,000	424,276
Tampa Bay Water, Series A, 5.250%, 10/1/54	200,000	205,819
		984,383

Georgia - 0.8%
Americus-Sumter Payroll Development
Authority, Series A, 3.250%, 6/1/33	150,000	146,174

Illinois - 11.3%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5.000%, 12/1/35	545,000	560,706
Cook County School District No. 111 Burbank, (BAM-TCRS), 4.000%, 12/1/37	200,000	199,228
Du Page County School District No. 45, 4.000%, 1/1/26	250,000	251,302
Palatine Village, General Obligation, 2.000%, 12/1/28	175,000	165,812
Village of Bourbonnais, (BAM), 5.250%, 12/1/46	325,000	328,230
Village of Buffalo Grove, 5.000%, 12/30/38	300,000	319,583
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, (BAM), 5.000%, 11/1/42	325,000	329,986
		2,154,847
Indiana - 7.6%
Indiana Finance Authority, Series A, 5.000%, 10/1/46	140,000	140,799
Indiana Finance Authority, 5.250%, 3/1/54	240,000	238,884
Lincoln Center Building Corp., 4.000%, 8/1/28	285,000	294,350
Vanderburgh County Redevelopment District, Tax Allocation, (AG), 5.000%, 2/1/26	500,000	505,310
	Par Value	Value (Note 1, 2)
Indiana - 7.6%
Whitestown Redevelopment Authority, 5.000%, 7/15/38	$260,000	$266,847
		1,446,190
Kansas - 1.3%
Sedgwick County, Series A, 4.000%, 8/1/40	250,000	243,323

Kentucky - 2.3%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5.000%, 4/1/33	445,000	445,629

Louisiana - 1.3%
Juban Crossing Economic Development District, Series A, 5.000%, 9/15/26	85,000	86,567
Lafourche Parish School Board, 4.000%, 3/1/33	150,000	154,731
		241,298
Michigan - 3.8%
City of Wayland MI, (AG), 4.000%, 10/1/40	185,000	172,424
Kalamazoo Public Schools, 5.000%, 5/1/26	250,000	250,444
Warren Woods Public Schools, (BAM), 4.000%, 5/1/35	300,000	306,058
		728,926
Mississippi - 2.6%
Medical Center Educational Building Corp., Series A, 5.000%, 6/1/30	475,000	492,139

Nebraska - 1.7%
Elkhorn School District, 4.000%, 12/15/36	315,000	315,402

New Jersey - 2.8%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AG), 5.250%, 1/1/28	250,000	266,185
New Jersey Turnpike Authority, Series A, (BHAC-CR, AG), 5.250%, 1/1/29	250,000	272,778
		538,963
New Mexico - 1.1%
Otero County, (BAM), 4.000%, 12/1/28	195,000	200,837

New York - 2.7%
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.500%, 7/1/31	250,000	272,481
Port Authority of New York & New Jersey, Series 85TH, (GO of AUTH), 5.375%, 3/1/28	230,000	239,142
		511,623
Ohio - 1.4%
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D, 5.000%, 12/1/44	250,000	258,487

Oklahoma - 3.9%
Elk City Industrial Authority, 4.000%, 5/1/30	335,000	344,534
Tulsa County Industrial Authority, 3.000%, 2/1/31	400,000	397,654
		742,188
Oregon - 1.9%
City of Portland Sewer System Revenue, Series A, 5.000%, 10/1/49	350,000	355,278

Pennsylvania - 6.1%
City of Pittsburgh, 4.000%, 9/1/35	350,000	349,279

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Tax-Free National Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 1, 2)
Pennsylvania - 6.1%
Commonwealth Financing Authority, Series A, 5.000%, 6/1/35	$370,000	$370,280
Philadelphia Gas Works Co., Series A, 5.000%, 8/1/40	170,000	178,108
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4.000%, 2/15/26	250,000	251,725
		1,149,392
Texas - 4.8%
Center, General Obligation, 3.000%, 8/15/34	410,000	359,393
City of San Antonio Electric & Gas Systems Revenue, Series E, 5.250%, 2/1/49	250,000	257,688
Harris County Toll Road Authority, 4.000%, 8/15/38	300,000	287,169
		904,250
Utah - 3.0%
Ogden City Sewer & Water Revenue, Series A, 4.000%, 6/15/31	250,000	261,931
Utah Transit Authority, Series A, (BHAC-CR), 5.000%, 6/15/35	280,000	313,638
		575,569
Virginia - 6.7%
Alexandria Sanitation Authority, 5.000%, 7/15/54	200,000	204,010
Fairfax County Economic Development Authority, Series A, 5.000%, 9/1/38	90,000	92,573
Roanoke Economic Development Authority, Series A, 5.000%, 7/1/47	250,000	255,428
Southampton County Industrial Development Authority, 5.000%, 6/1/35	440,000	473,026
Western Regional Jail Authority, 5.000%, 12/1/34	250,000	255,350
		1,280,387
Washington - 0.5%
State of Washington, Series R-2023A, 5.000%, 8/1/36	80,000	87,433

West Virginia - 3.7%
West Virginia Economic Development Authority, Series A, 5.000%, 7/1/37	450,000	457,929
West Virginia University, Series A, 4.000%, 10/1/39	265,000	251,285
		709,214
Wisconsin - 9.7%
City of Burlington WI, Series A, (BAM), 4.000%, 4/1/36	580,000	583,961
City of Green Bay WI, Series A, 4.000%, 4/1/38	355,000	348,346
City of Whitewater, Series A, (BAM), 5.000%, 6/1/38	290,000	303,208
Public Finance Authority, Series A, 5.000%, 10/1/32	200,000	212,832
	Par Value	Value (Note 1, 2)
Wisconsin - 9.7%
Wisconsin Health & Educational Facilities
Authority, Series A, 4.000%, 11/15/35	$400,000	$389,467
		1,837,814
TOTAL INVESTMENTS - 98.0%
(Cost $19,215,755)		18,601,461

NET OTHER ASSETS AND LIABILITIES - 2.0%		389,113

TOTAL NET ASSETS - 100.0%		$18,990,574

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp.

GO of	General Obligation of the Authority.

AUTH

ST AID	State Aid Withholding.

ST	State Intercept.

TCRS	Transferable Custodial Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
CORPORATE NOTES AND BONDS - 35.0%
Communication Services - 3.8%
Cisco Systems, Inc., 4.950%, 2/26/31	$750,000	$767,995
Comcast Corp., 3.150%, 3/1/26	750,000	743,752
Walt Disney Co., 3.800%, 3/22/30	750,000	733,759
		2,245,506
Consumer Discretionary - 2.1%
Home Depot, Inc. (A), 4.500%, 9/15/32	750,000	749,045
NIKE, Inc., 2.750%, 3/27/27	500,000	488,037
		1,237,082
Consumer Staples - 6.3%
AbbVie, Inc., 4.800%, 3/15/29	750,000	761,974
Hershey Co., 4.750%, 2/24/30	800,000	811,759
Mars, Inc., 5.200%, 3/1/35	750,000	753,522
PepsiCo, Inc., 4.450%, 5/15/28	750,000	756,923
PepsiCo, Inc., 2.750%, 3/19/30	750,000	699,942
		3,784,120
Financials - 17.4%
American Express Co., (Secured Overnight Financing Index + 1.090%) (B) (C), 5.532%, 4/25/30	800,000	829,518
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (B) (C), 3.194%, 7/23/30	800,000	760,951
Bank of New York Mellon Corp., (Secured Overnight Financing Index + 1.802%) (B) (C), 5.802%, 10/25/28	850,000	876,118
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	687,979
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.310%) (B) (C), 5.012%, 1/23/30	850,000	864,237
Marsh & McLennan Cos., Inc., 4.650%, 3/15/30	800,000	806,664
Mastercard, Inc., 3.300%, 3/26/27	750,000	739,684
Morgan Stanley, (Secured Overnight Financing Rate + 2.240%) (B) (C), 6.296%, 10/18/28	750,000	778,422
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 1.841%) (B) (C), 5.582%, 6/12/29	850,000	876,229
Simon Property Group LP, 2.450%, 9/13/29	750,000	695,850
State Street Corp., 4.330%, 10/22/27	750,000	751,531
Truist Financial Corp., (Secured Overnight Financing Rate + 1.435%) (B) (C), 4.873%, 1/26/29	500,000	504,438
Truist Financial Corp., 1.950%, 6/5/30	500,000	443,702
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.548%, 7/22/28	750,000	751,089
		10,366,412
Health Care - 1.7%
UnitedHealth Group, Inc., 5.250%, 2/15/28	1,000,000	1,021,794

Industrials - 3.7%
Caterpillar Financial Services Corp.,
4.800%, 1/6/26	750,000	750,750
Emerson Electric Co., 2.000%, 12/21/28	500,000	464,770
John Deere Capital Corp., 4.750%, 1/20/28	1,000,000	1,011,956
		2,227,476
Total Corporate Notes and Bonds
(Cost $20,975,399)		20,882,390
	Par Value	Value (Note 1, 2)
FOREIGN CORPORATE BONDS - 1.3%
Health Care - 1.3%
Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/33	$750,000	$746,419

Total Foreign Corporate Bonds
(Cost $744,057)		746,419

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.5%
Fannie Mae - 4.5%
0.500%, 11/7/25	1,250,000	1,237,110
2.125%, 4/24/26	1,000,000	984,816
0.750%, 10/8/27 (A)	500,000	467,343
		2,689,269
U.S. Treasury Notes - 58.0%
4.500%, 11/15/25	1,500,000	1,500,316
3.875%, 1/15/26	1,250,000	1,247,686
3.750%, 4/15/26	1,250,000	1,245,986
4.125%, 1/31/27	1,250,000	1,251,123
3.250%, 6/30/27	1,500,000	1,480,547
4.000%, 2/29/28	2,000,000	2,004,609
3.625%, 5/31/28	2,500,000	2,481,641
4.000%, 6/30/28	2,000,000	2,005,937
4.875%, 10/31/28	2,500,000	2,573,047
4.500%, 5/31/29	2,250,000	2,295,615
4.000%, 7/31/29	2,250,000	2,255,889
3.875%, 9/30/29	2,125,000	2,120,518
3.875%, 11/30/29	2,250,000	2,244,287
3.875%, 12/31/29	2,250,000	2,244,111
4.000%, 7/31/30	2,250,000	2,252,637
4.375%, 11/30/30	1,500,000	1,526,953
3.375%, 5/15/33	2,000,000	1,890,156
4.000%, 2/15/34	2,000,000	1,961,172
		34,582,230
Total U.S. Government and Agency Obligations
(Cost $37,170,653)		37,271,499
	Shares
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E), 4.250%	259,229	259,229
State Street Navigator Securities Lending Government Money Market Portfolio (E) (F), 4.320%	231,638	231,638

Total Short-Term Investments
(Cost $490,867)		490,867
TOTAL INVESTMENTS - 99.6%
(Cost $59,380,976)		59,391,175

NET OTHER ASSETS AND LIABILITIES - 0.4%		255,211

TOTAL NET ASSETS - 100.0%		$59,646,386

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $227,062, collateralized by cash collateral of $231,638.

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2025.

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2025.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

High Quality Bond Fund Portfolio of Investments (unaudited) - concluded

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

LP Limited Partnership.

SOFR Secured Overnight Financing Rate.

USD United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
ASSET BACKED SECURITIES - 2.2%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/28	$458,236	$460,669
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.650%, 5/15/35	375,575	377,525
Chesapeake Funding II LLC, Series 2023-2A, Class A1 (A), 6.160%, 10/15/35	276,319	279,426
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.510%, 1/22/29	138,175	138,542
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	288,107	289,045
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	608,071	610,613
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.210%, 6/15/27	49,498	49,513
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.450%, 11/15/29	200,000	199,921
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/27	5,861	5,858
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (B) (C), 5.848%, 1/25/64	840,478	841,827
Verizon Master Trust, Series 2024-3, Class B, 5.540%, 4/22/30	1,250,000	1,268,171

Total Asset Backed Securities
(Cost $4,512,270)		4,521,110

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	55,679	54,076
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (B) (C), 1.724%, 2/25/55	23,462	23,137
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.500%, 4/25/51	436,754	389,747
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	121,616	2,019
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	325,030	322,872
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1 (A) (B) (C), 5.350%, 12/25/41	92,227	92,226
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	279,882	13,124
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	168,410	164,360
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	227,968	226,411
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6.000%, 12/25/31	46,200	47,478
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	50,625	52,473
	Par Value	Value (Note 1, 2)
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	$1,265,093	$180,888
Federal National Mortgage Association REMICS, Series 2025-26, Class BA, 5.500%, 5/25/48	477,724	479,759
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	656,219	661,164
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	896,980	904,081
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.500%, 9/25/41	436,250	389,689
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	470,223	417,645
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	18,478	123
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.500%, 5/25/51	436,770	355,411
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4.000%, 11/25/49	16,585	15,543
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.459%, 2/25/50	71,714	64,469
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.500%, 6/25/51	576,511	464,918
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.500%, 7/25/51	769,391	620,463
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.500%, 10/25/51	615,969	547,847
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B) (C), 2.500%, 5/25/52	669,599	592,504
JP Morgan Mortgage Trust, Series 2024-5, Class A4 (B) (C), 6.000%, 11/25/54	635,481	639,503
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3.000%, 2/25/50	121,850	105,591
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3.000%, 5/25/50	86,953	76,905
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.500%, 3/25/51	725,887	642,940
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.500%, 12/25/51	535,392	472,637
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.500%, 1/25/52	365,877	322,571
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3.000%, 6/25/43	228,235	203,493
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B) (C), 4.498%, 10/27/64	1,536,741	1,532,862
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4.000%, 4/25/49	8,811	8,325
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B) (C), 2.500%, 9/25/51	540,232	435,688

Total Collateralized Mortgage Obligations
(Cost $12,840,216)		11,522,942

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B) (C), 0.265%, 9/25/26	$13,280,602	$27,403
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	439,272
Federal National Mortgage Association-ACES, Series 2022-M1, Class A2 (B) (C), 1.668%, 10/25/31	1,250,000	1,057,248
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B) (C), 3.737%, 9/25/49	320,000	315,213
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.563%, 3/25/53	750,000	698,670
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	744,465	729,441
GSAMP Trust, Series 2006-S5, Class M5 (B) (C) (E), 7.488%, 9/25/36	772,000	–

Total Commercial Mortgage- Backed Securities
(Cost $3,288,692)		3,267,247

CORPORATE NOTES AND BONDS - 25.9%
Basic Materials - 0.3%
Rio Tinto Finance USA PLC, 5.000%, 3/14/32	500,000	507,815

Communication Services - 0.9%
AT&T, Inc., 4.750%, 5/15/46	500,000	435,183
Expedia Group, Inc., 3.250%, 2/15/30	250,000	235,630
SBA Communications Corp., 3.875%, 2/15/27	350,000	343,815
VeriSign, Inc., 2.700%, 6/15/31	500,000	445,139
Verizon Communications, Inc., 3.400%, 3/22/41	500,000	385,781
		1,845,548
Communications - 0.2%
NTT Finance Corp., 5.502%, 7/16/35	500,000	507,805
Consumer Discretionary - 1.2%
Advance Auto Parts, Inc., 1.750%, 10/1/27	250,000	230,280
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	87,500	87,492
BorgWarner, Inc. (F), 5.400%, 8/15/34	250,000	252,909
Home Depot, Inc., 3.350%, 4/15/50	250,000	174,738
Lowe’s Cos., Inc., 3.000%, 10/15/50	500,000	310,321
Lowe’s Cos., Inc., 4.250%, 4/1/52	750,000	581,823
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	250,000	263,125
Tractor Supply Co., 5.250%, 5/15/33	150,000	152,329
Walmart, Inc., 4.900%, 4/28/35	500,000	503,905
		2,556,922
Consumer Staples - 1.4%
Diageo Investment Corp., 5.125%, 8/15/30	400,000	410,679
GE HealthCare Technologies, Inc., 4.800%, 8/14/29	500,000	505,540
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	300,000	219,882
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	250,000	247,750
	Par Value	Value (Note 1, 2)
Mars, Inc., 5.200%, 3/1/35	$225,000	$226,057
Mars, Inc., 5.700%, 5/1/55	600,000	592,880
PayPal Holdings, Inc., 5.100%, 4/1/35	250,000	250,954
Performance Food Group, Inc. (A), 5.500%, 10/15/27	325,000	324,502
		2,778,244
Energy - 3.1%
Boardwalk Pipelines LP, 4.450%, 7/15/27	400,000	398,646
Devon Energy Corp. (F), 5.200%, 9/15/34	800,000	777,010
Diamondback Energy, Inc., 5.400%, 4/18/34	550,000	551,420
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	350,000	329,889
Energy Transfer LP, 5.250%, 4/15/29	275,000	280,485
Energy Transfer LP, 6.550%, 12/1/33	300,000	324,044
Kinder Morgan, Inc., 5.850%, 6/1/35	250,000	258,075
Kinder Morgan, Inc., 5.550%, 6/1/45	400,000	375,610
Marathon Petroleum Corp., 3.800%, 4/1/28	350,000	343,841
Marathon Petroleum Corp., 5.150%, 3/1/30	250,000	254,585
MPLX LP, 2.650%, 8/15/30	350,000	317,175
ONEOK, Inc., 5.850%, 1/15/26	150,000	150,762
ONEOK, Inc., 5.450%, 6/1/47	400,000	354,917
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	400,000	399,805
Valero Energy Corp., 5.150%, 2/15/30	650,000	661,344
Valero Energy Corp., 6.625%, 6/15/37	500,000	538,861
Valero Energy Corp., 4.000%, 6/1/52	175,000	124,204
		6,440,673
Financials - 11.2%
Air Lease Corp., 2.875%, 1/15/26	500,000	495,647
Air Lease Corp., 1.875%, 8/15/26	250,000	243,035
American Express Co., (Secured Overnight Financing Rate + 1.940%) (B) (C), 6.489%, 10/30/31	500,000	542,515
American International Group, Inc., 4.750%, 4/1/48	150,000	132,282
Athene Holding Ltd., 6.250%, 4/1/54	250,000	247,059
Bank of America Corp., (Secured Overnight Financing Rate + 1.910%) (B) (C), 5.288%, 4/25/34	350,000	356,585
Bank of America Corp., (Secured Overnight Financing Rate + 1.650%) (B) (C), 5.468%, 1/23/35	250,000	256,378
Bank of America Corp., Series N, (Secured Overnight Financing Rate + 0.910%) (B) (C), 1.658%, 3/11/27	400,000	392,762
Bank of New York Mellon Corp., (Secured Overnight Financing Index + 2.074%) (B) (C), 5.834%, 10/25/33	500,000	529,772
Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	350,000	267,174
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (B) (C), 4.927%, 5/10/28	350,000	351,913
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (B) (C), 6.312%, 6/8/29	400,000	417,805
Capital One Financial Corp., (Secured Overnight Financing Rate + 1.790%) (B) (C), 3.273%, 3/1/30	350,000	334,314
CBRE Services, Inc., 4.800%, 6/15/30	250,000	251,373
Citibank NA, 5.803%, 9/29/28	250,000	260,362

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (B) (C), 4.910%, 5/24/33	$350,000	$349,347
Citigroup, Inc., (5 year CMT + 1.730%) (B) (C), 5.411%, 9/19/39	400,000	391,693
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	219,526
Fifth Third Bancorp, 2.550%, 5/5/27	350,000	339,122
Fifth Third Bancorp, (Secured Overnight Financing Rate + 2.340%) (B) (C), 6.339%, 7/27/29	400,000	420,314
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.337%, 4/25/33	350,000	334,821
Five Corners Funding Trust II (A), 2.850%, 5/15/30	250,000	230,823
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	400,000	353,873
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	400,000	396,210
Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 0.913%) (B) (C), 1.948%, 10/21/27	500,000	484,075
Huntington Bancshares, Inc., (Secured Overnight Financing Rate + 2.020%) (B) (C), 6.208%, 8/21/29	350,000	366,113
Intercontinental Exchange, Inc., 4.600%, 3/15/33	350,000	345,359
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	392,220
Jefferies Financial Group, Inc., 6.200%, 4/14/34	200,000	208,970
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (B) (C), 5.336%, 1/23/35	500,000	511,396
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.680%) (B) (C), 5.572%, 4/22/36	500,000	516,669
KeyBank NA, 5.000%, 1/26/33	250,000	247,539
KeyCorp, 4.100%, 4/30/28	400,000	396,463
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	172,916
Liberty Mutual Group, Inc. (A), 3.950%, 5/15/60	150,000	102,706
LPL Holdings, Inc. (A), 4.000%, 3/15/29	350,000	339,222
Morgan Stanley, (Secured Overnight Financing Rate + 1.830%) (B) (C), 6.407%, 11/1/29	450,000	474,812
Morgan Stanley, (Secured Overnight Financing Rate + 1.108%) (B) (C), 5.230%, 1/15/31	350,000	358,385
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (B) (C), 1.928%, 4/28/32	500,000	428,470
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (B) (C), 5.466%, 1/18/35	500,000	512,177
Nasdaq, Inc., 1.650%, 1/15/31	450,000	388,304
Old Republic International Corp., 3.850%, 6/11/51	300,000	211,946
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	228,592
PNC Bank NA, 2.700%, 10/22/29	250,000	232,004
	Par Value	Value (Note 1, 2)
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 1.333%) (B) (C), 4.899%, 5/13/31	$540,000	$545,940
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (B) (C), 6.875%, 10/20/34	300,000	335,169
Realty Income Corp., 4.850%, 3/15/30	400,000	405,772
Realty Income Corp., 5.125%, 4/15/35	250,000	250,321
Regions Financial Corp., 1.800%, 8/12/28	500,000	462,109
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (B) (C), 3.031%, 11/1/34	250,000	230,573
Teachers Insurance & Annuity Association of America (A), 3.300%, 5/15/50	300,000	199,303
Truist Bank, 2.250%, 3/11/30	325,000	292,143
Truist Financial Corp., (Secured Overnight Financing Rate + 1.309%) (B) (C), 5.071%, 5/20/31	250,000	253,464
Truist Financial Corp., (Secured Overnight Financing Rate + 1.852%) (B) (C), 5.122%, 1/26/34	400,000	399,773
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (B) (C), 5.867%, 6/8/34	600,000	627,369
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.548%, 7/22/28	500,000	500,726
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (B) (C), 5.384%, 1/23/30	250,000	256,743
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (B) (C), 4.839%, 2/1/34	525,000	518,294
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.740%) (B) (C), 5.574%, 7/25/29	500,000	514,768
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (B) (C), 5.198%, 1/23/30	600,000	612,703
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.110%) (B) (C), 5.244%, 1/24/31	500,000	511,785
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.020%) (B) (C), 5.389%, 4/24/34	350,000	358,106
Welltower OP LLC, 2.050%, 1/15/29	500,000	462,560
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	267,917
		23,038,581
Health Care - 1.6%
AbbVie, Inc., 5.400%, 3/15/54	675,000	651,172
Amgen, Inc., 5.650%, 3/2/53	150,000	145,308
Block, Inc., 2.750%, 6/1/26	450,000	441,304
Centene Corp., 2.450%, 7/15/28	500,000	455,876
GE HealthCare Technologies, Inc., 5.600%, 11/15/25	750,000	751,299
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	268,991
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	222,970
Humana, Inc., 5.375%, 4/15/31	250,000	254,941
		3,191,861

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Industrials - 2.2%
Ashtead Capital, Inc. (A), 2.450%, 8/12/31	$600,000	$519,072
Ball Corp., 4.875%, 3/15/26	475,000	474,309
Boeing Co., 6.858%, 5/1/54	500,000	550,012
Carrier Global Corp., 3.577%, 4/5/50	68,000	49,932
Carrier Global Corp., 6.200%, 3/15/54	174,000	186,288
Nordson Corp., 5.800%, 9/15/33	100,000	105,717
Norfolk Southern Corp., 5.950%, 3/15/64	250,000	254,563
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	321,862
Quanta Services, Inc., 2.900%, 10/1/30	500,000	459,551
TD SYNNEX Corp., 1.750%, 8/9/26	500,000	484,125
Textron, Inc., 2.450%, 3/15/31	250,000	221,839
United Rentals North America, Inc., 5.500%, 5/15/27	500,000	500,110
Vontier Corp., 1.800%, 4/1/26	300,000	293,891
		4,421,271
Information Technology - 1.4%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,905
Dell International LLC/EMC Corp., 8.350%, 7/15/46	87,000	110,657
Dell International LLC/EMC Corp., 3.450%, 12/15/51	625,000	427,759
Fiserv, Inc., 3.500%, 7/1/29	250,000	239,829
Gartner, Inc. (A), 4.500%, 7/1/28	400,000	393,419
HP, Inc., 2.650%, 6/17/31	600,000	530,502
Iron Mountain, Inc. (A), 4.500%, 2/15/31	275,000	260,071
Oracle Corp., 3.950%, 3/25/51	750,000	544,920
VMware LLC, 2.200%, 8/15/31	500,000	432,708
		2,949,770
Materials - 0.2%
Celanese U.S. Holdings LLC, 6.665%, 7/15/27	160,000	163,982
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	262,642
		426,624
Technology - 0.6%
Micron Technology, Inc., 5.650%, 11/1/32	250,000	258,421
NetApp, Inc., 5.500%, 3/17/32	400,000	410,871
Paychex, Inc., 5.600%, 4/15/35	500,000	513,751
		1,183,043
Utilities - 1.6%
AES Corp., 1.375%, 1/15/26	400,000	393,709
Berkshire Hathaway Energy Co., 1.650%, 5/15/31	350,000	297,490
DTE Electric Co., 5.400%, 4/1/53	250,000	243,830
Duke Energy Corp., 3.750%, 9/1/46	500,000	370,014
Duke Energy Progress LLC, 3.700%, 10/15/46	500,000	378,143
Florida Power & Light Co., 2.875%, 12/4/51	700,000	439,612
Interstate Power & Light Co., 3.500%, 9/30/49	250,000	175,025
NextEra Energy Capital Holdings, Inc., 1.900%, 6/15/28	500,000	467,221
PECO Energy Co., 3.050%, 3/15/51	750,000	484,841
		3,249,885
Total Corporate Notes and Bonds
(Cost $56,038,318)		53,098,042
	Par Value	Value (Note 1, 2)
FOREIGN CORPORATE BONDS - 2.4%
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.750%, 10/20/28	$250,000	$250,035

Energy - 0.1%
Enbridge, Inc., 5.700%, 3/8/33	250,000	259,043

Financials - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/26	500,000	493,215
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	249,952
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	201,000	197,862
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (B) (C), 5.475%, 2/22/31	500,000	515,879
Royal Bank of Canada (F), 5.150%, 2/1/34	400,000	409,405
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	294,153
UBS Group AG, (1 year CMT + 2.050%) (A) (B) (C), 4.703%, 8/5/27	400,000	400,078
		2,560,544
Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/53	400,000	374,078
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	250,000	229,340
Royalty Pharma PLC, 2.200%, 9/2/30	200,000	176,823
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	500,000	351,961
		1,132,202
Industrials - 0.3%
BAE Systems PLC (A), 5.300%, 3/26/34	500,000	511,818

Materials - 0.1%
Nutrien Ltd., 5.800%, 3/27/53	250,000	246,869
Total Foreign Corporate Bonds
(Cost $5,133,819)		4,960,511

MORTGAGE BACKED SECURITIES - 34.4%
Fannie Mae - 18.6%
3.000%, 9/1/30 Pool # 890696	153,824	149,758
3.000%, 12/1/30 Pool # AL8924	66,725	65,303
7.000%, 11/1/31 Pool # 607515	1,828	1,921
3.500%, 12/1/31 Pool # MA0919	59,301	57,857
6.500%, 3/1/32 Pool # 631377	7,025	7,247
6.500%, 5/1/32 Pool # 636758	383	396
7.000%, 5/1/32 Pool # 644591	117	123
6.500%, 6/1/32 Pool # 545691	13,158	13,589
3.500%, 8/1/32 Pool # MA3098	82,081	80,351
3.500%, 9/1/32 Pool # MA3126	55,553	54,449
5.500%, 11/1/33 Pool # 555880	17,739	18,052
4.000%, 2/1/35 Pool # MA2177	173,513	170,589
3.500%, 12/1/35 Pool # MA2473	174,356	167,757
4.500%, 12/1/35 Pool # 745147	2,757	2,725
2.500%, 9/1/36 Pool # FS4049	507,925	474,861
6.000%, 11/1/36 Pool # 902510	24,022	25,043
6.000%, 10/1/37 Pool # 947563	26,618	27,833
6.500%, 12/1/37 Pool # 889072	17,502	18,522
4.500%, 5/1/38 Pool # MA5013	866,577	857,505
6.500%, 8/1/38 Pool # 987711	46,917	49,539

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
3.000%, 11/1/39 Pool # MA3831	$81,129	$75,252
4.000%, 9/1/40 Pool # AE3039	177,556	170,359
4.000%, 1/1/41 Pool # AB2080	145,511	139,538
2.500%, 5/1/41 Pool # MA4334	1,085,167	956,323
5.500%, 7/1/41 Pool # AL6588	139,895	143,591
2.500%, 8/1/41 Pool # FM8460	212,481	188,110
4.000%, 9/1/41 Pool # AJ1406	65,164	62,488
4.000%, 10/1/41 Pool # AJ4046	203,211	195,762
3.500%, 11/1/41 Pool # AB3867	76,758	71,497
2.500%, 3/1/42 Pool # MA4571	2,221,999	1,955,359
4.000%, 3/1/42 Pool # AL1998	306,260	293,402
3.500%, 6/1/42 Pool # AO4134	325,075	302,153
3.500%, 8/1/42 Pool # AP2133	169,487	157,466
3.000%, 9/1/42 Pool # AP6568	44,965	40,289
3.500%, 9/1/42 Pool # AB6228	97,504	90,487
4.000%, 10/1/42 Pool # AP7363	221,306	211,669
3.500%, 1/1/43 Pool # AQ9326	200,685	186,328
3.000%, 2/1/43 Pool # AL3072	318,070	285,063
3.500%, 3/1/43 Pool # AT0310	153,588	142,663
3.500%, 4/1/43 Pool # AT2887	163,685	151,855
5.000%, 11/1/44 Pool # MA5539	671,024	666,592
4.000%, 1/1/45 Pool # AS4257	48,126	45,410
4.500%, 10/1/46 Pool # MA2783	27,324	26,544
3.000%, 1/1/47 Pool # BE0108	288,813	255,724
2.500%, 12/1/47 Pool # FM3165	872,281	737,972
3.000%, 1/1/48 Pool # FM1303	962,937	852,675
3.000%, 8/1/48 Pool # FS0517	659,826	582,633
3.000%, 1/1/49 Pool # FS4296	637,732	570,581
4.000%, 11/1/50 Pool # FM5530	493,852	459,073
2.000%, 1/1/52 Pool # FS0173	962,459	767,966
2.500%, 1/1/52 Pool # CB2548	420,681	348,159
2.000%, 3/1/52 Pool # CB3105	404,002	322,358
2.500%, 3/1/52 Pool # BV4133	499,579	409,846
3.000%, 3/1/52 Pool # CB3115	772,509	672,318
2.500%, 4/1/52 Pool # FS4138	1,566,600	1,309,000
3.500%, 5/1/52 Pool # FS1866	832,412	747,126
4.000%, 5/1/52 Pool # FS1818	2,951,883	2,729,904
3.500%, 6/1/52 Pool # CB3845	801,887	719,718
3.500%, 7/1/52 Pool # FS2812	505,264	458,630
3.500%, 8/1/52 Pool # CB4361	840,715	754,566
4.500%, 8/1/52 Pool # FS2605	1,274,418	1,214,801
4.000%, 9/1/52 Pool # MA4732	623,612	576,554
4.500%, 9/1/52 Pool # FS2821	617,071	588,821
4.000%, 10/1/52 Pool # MA4783	837,778	773,808
5.000%, 10/1/52 Pool # MA4785	2,302,695	2,252,797
5.500%, 10/1/52 Pool # MA4786	717,985	715,837
5.000%, 11/1/52 Pool # MA4806	806,227	790,212
5.000%, 12/1/52 Pool # MA4841	2,902,906	2,843,180
5.500%, 12/1/52 Pool # MA4842	786,196	785,829
4.500%, 7/1/53 Pool # FS4996	547,213	521,135
5.500%, 7/1/53 Pool # MA5072	3,261,725	3,249,360
5.500%, 9/1/53 Pool # FS5575	588,104	589,994
5.500%, 5/1/54 Pool # FS7759	927,652	925,294
5.000%, 1/1/55 Pool # MA5585	962,109	936,963
		38,264,454
Freddie Mac - 15.8%
8.000%, 6/1/30 Pool # C01005	185	193
6.500%, 1/1/32 Pool # C62333	4,268	4,407
2.500%, 2/1/32 Pool # ZS8641	135,788	129,731
3.500%, 8/1/32 Pool # C91485	74,648	72,761
4.000%, 5/1/33 Pool # G18693	119,827	118,943
4.500%, 6/1/34 Pool # C01856	109,237	108,014
2.500%, 6/1/35 Pool # RC1421	237,417	221,194
	Par Value	Value (Note 1, 2)
2.000%, 1/1/36 Pool # SB0546	$623,372	$571,000
6.500%, 11/1/36 Pool # C02660	2,084	2,198
5.500%, 1/1/37 Pool # G04593	65,121	66,950
5.500%, 11/1/37 Pool # A68787	42,407	43,391
5.500%, 12/1/38 Pool # G05267	123,538	126,153
4.500%, 8/1/39 Pool # G08361	119,951	118,653
5.000%, 5/1/40 Pool # SB8384	962,347	965,301
3.500%, 11/1/40 Pool # G06168	114,093	106,738
2.000%, 3/1/41 Pool # RB5105	819,645	697,659
2.500%, 6/1/41 Pool # SC0151	638,366	565,139
4.000%, 10/1/41 Pool # Q04092	279,491	268,095
4.500%, 3/1/42 Pool # G07491	134,362	132,659
2.500%, 9/1/42 Pool # SC0314	412,083	362,975
3.000%, 9/1/42 Pool # C04233	205,882	184,794
3.000%, 2/1/43 Pool # Q15767	140,277	126,421
3.000%, 4/1/43 Pool # V80026	1,121,848	1,004,699
3.500%, 8/1/44 Pool # Q27927	174,088	161,037
3.000%, 7/1/45 Pool # G08653	242,626	214,883
3.500%, 8/1/45 Pool # Q35614	172,965	159,819
3.000%, 11/1/45 Pool # G08675	199,377	176,392
3.000%, 1/1/46 Pool # G08686	253,351	224,122
3.000%, 10/1/46 Pool # G60722	259,777	229,682
3.500%, 11/1/47 Pool # Q52079	213,396	194,939
2.500%, 4/1/48 Pool # QA2240	848,416	717,230
3.000%, 7/1/49 Pool # QA1033	297,360	257,839
2.500%, 6/1/51 Pool # QC2842	810,907	669,080
2.500%, 1/1/52 Pool # SD7552	3,232,554	2,696,684
3.500%, 4/1/52 Pool # SD0960	1,116,724	1,015,142
3.500%, 5/1/52 Pool # RA7380	1,181,530	1,059,097
3.000%, 8/1/52 Pool # SD7556	1,339,007	1,160,850
4.500%, 9/1/52 Pool # SD8245	614,491	585,615
4.500%, 10/1/52 Pool # SD8257	517,102	491,532
4.500%, 11/1/52 Pool # SD8266	1,846,394	1,755,163
5.000%, 11/1/52 Pool # SD8267	2,424,215	2,371,686
5.500%, 11/1/52 Pool # SD8268	2,150,812	2,150,697
4.500%, 12/1/52 Pool # SD1921	1,145,364	1,094,969
5.000%, 12/1/52 Pool # RA8278	2,474,453	2,421,468
5.500%, 12/1/52 Pool # SD8277	974,772	974,914
5.000%, 2/1/53 Pool # SD8299	723,338	707,033
5.500%, 2/1/53 Pool # SD2172	493,839	496,045
5.000%, 5/1/53 Pool # SD2875	1,280,836	1,264,034
5.500%, 6/1/53 Pool # SD3174	837,273	838,740
5.500%, 8/1/53 Pool # SD8349	627,655	625,227
6.000%, 9/1/53 Pool # SD3739	1,107,926	1,130,542
5.500%, 2/1/54 Pool # SD4901	617,794	616,964
		32,459,493
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	1,327	1,364
6.500%, 4/20/31 Pool # 3068	951	985
4.000%, 4/15/39 Pool # 698089	8,608	8,185
		10,534
Total Mortgage Backed Securities
(Cost $73,350,198)		70,734,481

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.1%
U.S. Treasury Bonds - 9.3%
6.625%, 2/15/27	2,000,000	2,083,125
5.375%, 2/15/31	2,000,000	2,134,062
4.500%, 5/15/38	1,250,000	1,252,490
2.250%, 5/15/41	3,000,000	2,161,055
3.750%, 8/15/41	4,250,000	3,771,211
4.625%, 5/15/44	1,500,000	1,455,117
3.000%, 5/15/45	1,000,000	757,187

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 1, 2)
3.000%, 5/15/47	$500,000	$370,273
1.250%, 5/15/50	1,500,000	711,504
1.875%, 2/15/51	1,500,000	831,270
4.125%, 8/15/53	2,000,000	1,761,719
4.250%, 8/15/54	2,000,000	1,799,922
		19,088,935
U.S. Treasury Notes - 15.8%
4.625%, 6/15/27	3,000,000	3,034,922
4.000%, 2/29/28	4,250,000	4,259,795
4.625%, 9/30/28	5,250,000	5,361,767
2.625%, 2/15/29	1,000,000	958,086
3.875%, 11/30/29	4,000,000	3,989,844
4.000%, 7/31/30	2,500,000	2,502,930
4.250%, 6/30/31	2,500,000	2,525,098
4.125%, 11/15/32	2,500,000	2,494,238
4.000%, 2/15/34	3,250,000	3,186,904
4.375%, 5/15/34	4,100,000	4,125,465
		32,439,049
Total U.S. Government and Agency Obligations
(Cost $54,179,252)		51,527,984
	Shares
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.250%	4,417,160	4,417,160
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.320%	1,470,368	1,470,368
Total Short-Term Investments
(Cost $5,887,528)		5,887,528
TOTAL INVESTMENTS - 100.1%
(Cost $215,230,293)		205,519,845

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(288,326)
TOTAL NET ASSETS - 100.0%		$205,231,519

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other quali ied institutional buyers.”

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2025.

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at July 31, 2025.

(D)	Stepped rate security. Rate shown is as of July 31, 2025. (E) Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(F)	All or a portion of these securities is on loan. The total value of the securities on loan is $1,442,076, collateralized by cash collateral of $1,470,368.

(G)	7-day yield.

(H)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 80.2%
Communication Services - 5.7%
Alphabet, Inc., Class C (A)	18,000	$3,471,480
Comcast Corp., Class A (A)	86,000	2,857,780
T-Mobile U.S., Inc. (A)	23,000	5,483,430
		11,812,690
Consumer Discretionary - 9.1%
Las Vegas Sands Corp. (A)	216,000	11,318,400
Lowe’s Cos., Inc. (A)	18,000	4,024,260
Ross Stores, Inc. (A)	25,000	3,413,500
		18,756,160
Consumer Staples - 9.7%
Archer-Daniels-Midland Co. (A)	96,000	5,201,280
Constellation Brands, Inc., Class A (A)	22,100	3,691,584
Hershey Co. (A)	31,000	5,770,030
PepsiCo, Inc. (A)	38,100	5,254,752
		19,917,646
Energy - 10.9%
APA Corp.	205,000	3,954,450
ConocoPhillips (A)	69,200	6,597,528
Matador Resources Co. (A)	137,000	6,833,560
Transocean Ltd.*	1,700,000	4,964,000
		22,349,538
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp., REIT (A)	29,500	6,147,505

Financials - 6.3%
Fiserv, Inc.* (A)	33,500	4,654,490
Marsh & McLennan Cos., Inc. (A)	13,000	2,589,600
PayPal Holdings, Inc.* (A)	82,000	5,638,320
		12,882,410
Health Care - 14.3%
Agilent Technologies, Inc. (A)	43,000	4,936,830
CVS Health Corp. (A)	78,100	4,850,010
Danaher Corp. (A)	31,400	6,190,824
Johnson & Johnson (A)	30,500	5,024,570
Medtronic PLC (A)	62,000	5,594,880
Pfizer, Inc.	123,000	2,864,670
		29,461,784
	Shares	Value (Note 1, 2)
Industrials - 2.0%
Honeywell International, Inc. (A)	18,500	$4,113,475

Information Technology - 11.5%
Accenture PLC, Class A (A)	18,100	4,834,510
Adobe, Inc.* (A)	11,600	4,149,204
Advanced Micro Devices, Inc.* (A)	28,000	4,936,680
ASML Holding NV (A)	6,500	4,515,615
Microchip Technology, Inc. (A)	78,000	5,272,020
		23,708,029
Materials - 3.9%
Barrick Mining Corp. (A)	385,000	8,131,200

Utilities - 3.8%
AES Corp.	602,000	7,916,300

Total Common Stocks
(Cost $197,093,870)		165,196,737

SHORT-TERM INVESTMENTS - 21.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.250%	44,664,023	44,664,023

Total Short-Term Investments
(Cost $44,664,023)		44,664,023
TOTAL INVESTMENTS - 101.9%
(Cost $241,757,893)		209,860,760

TOTAL CALL AND PUT OPTIONS WRITTEN - (2.0%)		(4,144,159)

NET OTHER ASSETS AND LIABILITIES - 0.1%		239,859

TOTAL NET ASSETS - 100.0%		$205,956,460

*	Non-income producing.

(A)	All or a portion of these securities’ positions, with a value of $145,497,317, represent covers (directly or through conversion rights) for outstanding options written.

(B)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

Written Option Contracts Outstanding at July 31, 2025

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Accenture PLC	$320.00	9/19/25	(181)	$(5,792,000)	$(9,955)	$(108,415)	$98,460
Adobe, Inc.	400.00	8/15/25	(116)	(4,640,000)	(6,090)	(86,881)	80,791
Advanced Micro Devices, Inc.	140.00	8/15/25	(280)	(3,920,000)	(1,042,300)	(83,712)	(958,588)
Agilent Technologies, Inc.	125.00	8/15/25	(430)	(5,375,000)	(23,650)	(150,057)	126,407
Alphabet, Inc.	180.00	8/15/25	(180)	(3,240,000)	(257,850)	(70,915)	(186,935)
American Tower Corp.	230.00	9/19/25	(295)	(6,785,000)	(31,713)	(195,860)	164,147
Archer-Daniels-Midland Co.	60.00	9/19/25	(960)	(5,760,000)	(57,600)	(82,609)	25,009
ASML Holding NV	760.00	9/19/25	(65)	(4,940,000)	(64,025)	(177,383)	113,358
Barrick Mining Corp.	23.00	9/19/25	(3,850)	(8,855,000)	(140,525)	(269,348)	128,823
Comcast Corp.	37.50	9/19/25	(860)	(3,225,000)	(11,610)	(55,814)	44,204
ConocoPhillips	100.00	9/19/25	(692)	(6,920,000)	(151,548)	(123,848)	(27,700)
Constellation Brands, Inc.	175.00	8/15/25	(221)	(3,867,500)	(27,625)	(94,803)	67,178
CVS Health Corp.	70.00	8/15/25	(781)	(5,467,000)	(7,029)	(129,904)	122,875

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - concluded

Written Option Contracts Outstanding at July 31, 2025 (continued)

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written (continued)
Danaher Corp.	$210.00	8/15/25	(314)	$(6,594,000)	$(23,550)	$(146,239)	$122,689
Fiserv, Inc.	180.00	8/15/25	(85)	(1,530,000)	—	(50,913)	50,913
Fiserv, Inc.	180.00	9/19/25	(250)	(4,500,000)	—	(97,243)	97,243
Hershey Co.	185.00	8/15/25	(228)	(4,218,000)	(101,460)	(79,565)	(21,895)
Hershey Co.	170.00	8/15/25	(82)	(1,394,000)	(137,760)	(31,896)	(105,864)
Honeywell International, Inc.	230.00	8/15/25	(185)	(4,255,000)	(11,100)	(94,347)	83,247
Johnson & Johnson	160.00	8/15/25	(250)	(4,000,000)	(148,750)	(82,243)	(66,507)
Johnson & Johnson	160.00	9/19/25	(55)	(880,000)	(37,950)	(12,263)	(25,687)
Las Vegas Sands Corp.	47.50	8/15/25	(1,080)	(5,130,000)	(540,000)	(113,368)	(426,632)
Las Vegas Sands Corp.	47.50	9/19/25	(841)	(3,994,750)	(477,267)	(101,726)	(375,541)
Las Vegas Sands Corp.	52.50	9/19/25	(239)	(1,254,750)	(51,624)	(32,653)	(18,971)
Lowe’s Cos., Inc.	250.00	9/19/25	(180)	(4,500,000)	(19,440)	(80,811)	61,371
Marsh & McLennan Cos., Inc.	240.00	9/19/25	(65)	(1,560,000)	—	(47,476)	47,476
Matador Resources Co.	55.00	9/19/25	(1,370)	(7,535,000)	(137,000)	(190,718)	53,718
Medtronic PLC	90.00	9/19/25	(620)	(5,580,000)	(196,850)	(110,962)	(85,888)
Microchip Technology, Inc.	72.50	8/15/25	(780)	(5,655,000)	(103,350)	(123,997)	20,647
PayPal Holdings, Inc.	77.50	8/15/25	(820)	(6,355,000)	(9,840)	(135,276)	125,436
PepsiCo, Inc.	140.00	9/19/25	(381)	(5,334,000)	(122,873)	(88,762)	(34,111)
Ross Stores, Inc.	140.00	9/19/25	(250)	(3,500,000)	(116,250)	(67,243)	(49,007)
T-Mobile U.S., Inc.	260.00	8/15/25	(130)	(3,380,000)	(3,575)	(74,183)	70,608
T-Mobile U.S., Inc.	240.00	9/19/25	(100)	(2,400,000)	(74,000)	(54,933)	(19,067)
Total Call Options Written					$(4,144,159)	$(3,446,366)	$(697,793)

Total Options Written, at Value					$(4,144,159)	$(3,446,366)	$(697,793)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.4%
Communication Services - 2.5%
Comcast Corp., Class A	89,700	$2,980,731

Consumer Discretionary - 9.7%
Home Depot, Inc.	10,850	3,987,483
Lowe’s Cos., Inc.	13,450	3,007,016
McDonald’s Corp.	5,450	1,635,382
NIKE, Inc., Class B	18,000	1,344,420
Starbucks Corp.	16,100	1,435,476
		11,409,777
Consumer Staples - 7.4%
Colgate-Palmolive Co.	24,300	2,037,555
Hershey Co.	10,800	2,010,204
PepsiCo, Inc.	17,200	2,372,224
Procter & Gamble Co.	14,900	2,242,003
		8,661,986
Energy - 9.2%
Chevron Corp.	20,400	3,093,456
ConocoPhillips	19,200	1,830,528
EOG Resources, Inc.	30,000	3,600,600
Exxon Mobil Corp.	20,800	2,322,112
		10,846,696
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp., REIT	15,000	3,125,850

Financials - 18.9%
Bank of America Corp.	67,700	3,200,179
Blackrock, Inc.	4,225	4,672,892
CME Group, Inc.	15,750	4,382,910
JPMorgan Chase & Co.	11,100	3,288,264
Marsh & McLennan Cos., Inc.	11,300	2,250,960
Morgan Stanley	31,150	4,437,629
		22,232,834
Health Care - 13.5%
Abbott Laboratories	22,450	2,832,966
AbbVie, Inc.	16,200	3,062,124
Elevance Health, Inc.	7,400	2,094,792
Johnson & Johnson	24,700	4,069,078
Medtronic PLC	41,400	3,735,936
		15,794,896
Industrials - 20.2%
Automatic Data Processing, Inc.	15,450	4,781,775
Caterpillar, Inc.	3,250	1,423,565
Cummins, Inc.	5,100	1,874,862
Fastenal Co.	76,900	3,547,397
Honeywell International, Inc.	18,500	4,113,475
Illinois Tool Works, Inc.	8,000	2,047,760
Rockwell Automation, Inc.	6,200	2,180,602
Union Pacific Corp.	16,875	3,745,744
		23,715,180
Information Technology - 8.7%
Accenture PLC, Class A	6,075	1,622,632
Analog Devices, Inc.	7,100	1,594,873
TE Connectivity PLC	16,250	3,343,438
Texas Instruments, Inc.	20,050	3,630,253
		10,191,196
Materials - 2.0%
Air Products & Chemicals, Inc.	7,950	2,288,646
	Shares	Value (Note 1, 2)
Utilities - 3.6%
NextEra Energy, Inc.	60,200	$4,277,812

Total Common Stocks
(Cost $86,991,782)		115,525,604

SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.250%	1,812,608	1,812,608

Total Short-Term Investments
(Cost $1,812,608)		1,812,608
TOTAL INVESTMENTS - 99.9%
(Cost $88,804,390)		117,338,212

NET OTHER ASSETS AND LIABILITIES - 0.1%		86,196

TOTAL NET ASSETS - 100.0%		$117,424,408

(A)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Large Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 99.4%
Communication Services - 5.9%
Alphabet, Inc., Class C	118,824	$22,916,397

Consumer Discretionary - 16.6%
Airbnb, Inc., Class A*	50,751	6,719,940
Amazon.com, Inc.*	97,230	22,762,515
Lowe’s Cos., Inc.	61,080	13,655,655
NIKE, Inc., Class B	75,027	5,603,767
Starbucks Corp.	83,523	7,446,911
TJX Cos., Inc.	66,671	8,302,540
		64,491,328
Financials -27.9%
Capital Markets - 8.5%
Brookfield Corp.	205,797	13,798,689
Charles Schwab Corp.	114,940	11,233,086
MSCI, Inc.	14,070	7,898,335
		32,930,110
Financial Services - 7.4%
Fiserv, Inc.*	98,351	13,664,888
Visa, Inc., Class A	44,148	15,251,810
		28,916,698
Insurance - 12.0%
Arch Capital Group Ltd.	265,844	22,878,535
Marsh & McLennan Cos., Inc.	46,607	9,284,114
Progressive Corp.	58,360	14,125,454
		46,288,103
		108,134,911
Health Care - 10.1%
Agilent Technologies, Inc.	89,587	10,285,483
Alcon AG (A)	159,688	13,980,684
Danaher Corp.	74,729	14,733,570
		38,999,737
Industrials - 18.8%
Copart, Inc.*	240,311	10,893,298
Deere & Co.	20,363	10,677,746
Ferguson Enterprises, Inc.	86,247	19,261,543
PACCAR, Inc.	163,644	16,161,481
Parker-Hannifin Corp.	21,665	15,856,613
		72,850,681
Information Technology - 20.1%
Accenture PLC, Class A	35,558	9,497,542
Analog Devices, Inc.	49,260	11,065,274
CDW Corp.	66,492	11,594,875
Gartner, Inc.*	41,254	13,970,667
Keysight Technologies, Inc.*	88,080	14,437,193
Texas Instruments, Inc.	94,691	17,144,752
		77,710,303
Total Common Stocks
(Cost $221,163,857)		385,103,357

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.250%	4,203,143	4,203,143
	Shares	Value (Note 1, 2)
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 4.320%	3,314,220	$3,314,220

Total Short-Term Investments
(Cost $7,517,363)		7,517,363
TOTAL INVESTMENTS - 101.4%
(Cost $228,681,220)		392,620,720

NET OTHER ASSETS AND LIABILITIES - (1.4%)		(5,598,277)

TOTAL NET ASSETS - 100.0%		$387,022,443

*	Non-income producing.

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $13,730,628, collateralized by cash collateral of $3,314,220 and non-cash collateral of $12,503,411.

(B)	7-day yield.

(C)	Represents investments of cash collateral received in connection with securities lending.

MSCI	Morgan Stanley Capital International.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 96.5%
Communication Services - 5.4%
Liberty Broadband Corp., Class C*	721,078	$44,216,503
Liberty Media Corp.-Liberty Formula One, Class A*	454,863	40,992,253
Liberty Media Corp.-Liberty Formula One, Class C*	322,165	32,329,258
		117,538,014
Consumer Discretionary - 14.8%
Asbury Automotive Group, Inc.*	199,878	44,396,901
Floor & Decor Holdings, Inc., Class A*	884,850	67,814,904
Lithia Motors, Inc.	150,917	43,464,096
Ross Stores, Inc.	842,858	115,083,831
Thor Industries, Inc.	586,242	53,342,160
		324,101,892
Financials - 23.2%
Arch Capital Group Ltd.	1,797,607	154,702,058
Brookfield Asset Management Ltd., Class A (A)	1,008,895	62,218,555
Brown & Brown, Inc.	999,354	91,310,975
Cullen/Frost Bankers, Inc.	201,078	25,619,348
Glacier Bancorp, Inc.	549,185	24,070,779
Kinsale Capital Group, Inc.	86,499	38,119,244
Moelis & Co., Class A	645,956	45,307,354
W.R. Berkley Corp.	960,845	66,115,744
		507,464,057
Health Care - 8.7%
Labcorp Holdings, Inc.	291,849	75,904,088
Medpace Holdings, Inc.*	154,229	65,886,629
Waters Corp.*	163,925	47,334,983
		189,125,700
Industrials - 17.3%
Carlisle Cos., Inc.	263,912	93,612,226
Copart, Inc.*	1,720,948	78,010,573
Expeditors International of Washington, Inc.	283,401	32,942,532
Graco, Inc.	264,104	22,179,454
PACCAR, Inc.	868,922	85,814,737
Trex Co., Inc.*	1,010,047	64,885,419
		377,444,941
Information Technology -27.1%
Communications Equipment - 3.5%
Arista Networks, Inc.*	615,475	75,838,829

Electronic Equipment, Instruments & Components - 13.6%
Amphenol Corp., Class A	1,288,551	137,243,567
CDW Corp.	534,256	93,163,561
Teledyne Technologies, Inc.*	118,180	65,119,544
		295,526,672
IT Services - 4.5%
Gartner, Inc.*	291,369	98,672,112

Semiconductors & Semiconductor Equipment - 5.5%
Microchip Technology, Inc.	771,671	52,157,243
MKS, Inc.	720,934	68,618,498
		120,775,741
		590,813,354
Total Common Stocks
(Cost $1,670,322,234)		2,106,487,958
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.250%	75,375,932	$75,375,932

Total Short-Term Investments
(Cost $75,375,932)		75,375,932
TOTAL INVESTMENTS - 100.0%
(Cost $1,745,698,166)		2,181,863,890

NET OTHER ASSETS AND LIABILITIES - 0.0%		456,034

TOTAL NET ASSETS - 100.0%		$2,182,319,924

*	Non-income producing.

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $1,136,530 collateralized by non-cash collateral of $1,249,526.

(B)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 91.5%
Communication Services - 2.3%
Cogent Communications Holdings, Inc.	86,476	$3,942,441

Consumer Discretionary - 8.6%
Ollie’s Bargain Outlet Holdings, Inc.*	19,920	2,721,669
OneSpaWorld Holdings Ltd.	161,506	3,572,513
Revolve Group, Inc.*	111,734	2,318,480
Shake Shack, Inc., Class A*	27,814	3,347,137
VF Corp.	203,318	2,382,887
		14,342,686
Consumer Staples - 6.4%
Edgewell Personal Care Co.	115,839	2,922,618
Primo Brands Corp.	145,963	4,030,038
Simply Good Foods Co.*	123,980	3,776,431
		10,729,087
Energy - 1.4%
Chord Energy Corp.	21,395	2,360,510

Financials - 13.0%
Axis Capital Holdings Ltd.	44,521	4,177,851
Baldwin Insurance Group, Inc.*	108,653	4,002,777
Hanover Insurance Group, Inc.	15,367	2,637,438
Moelis & Co., Class A	53,688	3,765,676
Texas Capital Bancshares, Inc.*	48,282	4,054,240
Western Alliance Bancorp	40,890	3,171,428
		21,809,410
Health Care - 11.8%
Charles River Laboratories International, Inc.*	4,485	760,835
Encompass Health Corp.	62,988	6,935,609
Globus Medical, Inc., Class A*	23,094	1,215,437
HealthEquity, Inc.*	52,394	5,082,218
Medpace Holdings, Inc.*	3,743	1,599,010
Option Care Health, Inc.*	140,623	4,127,285
		19,720,394
Industrials - 20.7%
Advanced Drainage Systems, Inc.	19,978	2,292,475
Carlisle Cos., Inc.	11,694	4,147,979
Core & Main, Inc., Class A*	108,440	6,901,122
Crane Co.	19,151	3,749,191
GMS, Inc.*	6,654	729,545
Hayward Holdings, Inc.*	363,575	5,591,784
Leonardo DRS, Inc.	90,484	3,764,134
Mueller Water Products, Inc., Class A	87,599	2,168,951
WillScot Holdings Corp.	182,426	5,354,203
		34,699,384
Information Technology - 22.7%
Box, Inc., Class A*	139,751	4,486,007
Ciena Corp.*	35,885	3,331,563
CommVault Systems, Inc.*	20,582	3,909,551
Confluent, Inc., Class A*	148,097	2,625,019
Crane NXT Co.	38,846	2,305,122
CTS Corp.	62,452	2,447,494
Entegris, Inc.	53,840	4,224,286
FormFactor, Inc.*	129,038	3,665,970
Knowles Corp.*	188,621	3,830,893
Power Integrations, Inc.	88,947	4,315,708
Workiva, Inc.*	45,556	2,907,840
		38,049,453
Materials - 4.6%
Olin Corp.	86,140	1,631,492
	Shares	Value (Note 1, 2)
Scotts Miracle-Gro Co.	96,443	$6,043,118
		7,674,610
Total Common Stocks
(Cost $118,115,034)		153,327,975

SHORT-TERM INVESTMENTS - 8.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.250%	13,645,113	13,645,113

Total Short-Term Investments
(Cost $13,645,113)		13,645,113
TOTAL INVESTMENTS - 99.7%
(Cost $131,760,147)		166,973,088

NET OTHER ASSETS AND LIABILITIES - 0.3%		422,079

TOTAL NET ASSETS - 100.0%		$167,395,167

*	Non-income producing.

(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2025

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the “Trust” and each series of the Trust referred to individually as a “Fund” and collectively, the “Funds”) values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

Madison Funds | July 31, 2025

Notes to Portfolio of Investments (unaudited) - continued

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As July 31, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2025, in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund[1]	Level 1	Level 2	Level 3	Value at 7/31/25
Conservative Allocation
Exchange Traded Funds	$19,336,148	$—	$—	$19,336,148
Investment Companies	18,484,625	—	—	18,484,625
Short-Term Investments	4,371,352	—	—	4,371,352
	42,192,125	—	—	42,192,125

Madison Funds | July 31, 2025

Notes to Portfolio of Investments (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 7/31/25
Moderate Allocation
Exchange Traded Funds	$52,174,525	$—	$—	$52,174,525
Investment Companies	31,339,119	—	—	31,339,119
Short-Term Investments	10,499,459	—	—	10,499,459
	94,013,103	—	—	94,013,103
Aggressive Allocation
Exchange Traded Funds	35,903,088	—	—	35,903,088
Investment Companies	14,332,459	—	—	14,332,459
Short-Term Investments	11,540,656	—	—	11,540,656
	61,776,203	—	—	61,776,203
Diversified Income
Commercial Mortgage-Backed Securities	—	—	—	—
Exchange Traded Funds	124,722,486	—	—	124,722,486
Mortgage Backed Securities	—	6,026	—	6,026
Short-Term Investments	9,063,897	—	—	9,063,897
	133,786,383	6,026	—	133,792,409
Tax-Free National
Municipal Bonds	—	18,601,461	—	18,601,461
	—	18,601,461	—	18,601,461
High Quality Bond
Corporate Notes and Bonds	—	20,882,390	—	20,882,390
Foreign Corporate Bonds	—	746,419	—	746,419
U.S. Government and Agency Obligations	—	37,271,499	—	37,271,499
Short-Term Investments	490,867	—	—	490,867
	490,867	58,900,308	—	59,391,175
Core Bond
Asset Backed Securities	—	4,521,110	—	4,521,110
Collateralized Mortgage Obligations	—	11,522,942	—	11,522,942
Commercial Mortgage-Backed Securities	—	3,267,247	—	3,267,247
Corporate Notes and Bonds	—	53,098,042	—	53,098,042
Foreign Corporate Bonds	—	4,960,511	—	4,960,511
Mortgage Backed Securities	—	70,734,481	—	70,734,481
U.S. Government and Agency Obligations	—	51,527,984	—	51,527,984
Short-Term Investments	5,887,528	—	—	5,887,528
	5,887,528	199,632,317	—	205,519,845
Covered Call & Equity Income
Assets:
Common Stocks	165,196,737	—	—	165,196,737
Short-Term Investments	44,664,023	—	—	44,664,023
	209,860,760	—	—	209,860,760
Liabilities:
Options	(4,144,159)	—	—	(4,144,159)
	(4,144,159)	—	—	(4,144,159)
Dividend Income
Common Stocks	115,525,604	—	—	115,525,604
Short-Term Investments	1,812,608	—	—	1,812,608
	117,338,212	—	—	117,338,212
Large Cap
Common Stocks	385,103,357	—	—	385,103,357
Short-Term Investments	7,517,363	—	—	7,517,363
	392,620,720	—	—	392,620,720
Mid Cap
Common Stocks	2,106,487,958	—	—	2,106,487,958
Short-Term Investments	75,375,932	—	—	75,375,932
	2,181,863,890	—	—	2,181,863,890

Madison Funds | July 31, 2025

Notes to Portfolio of Investments (unaudited) - concluded

Fund[1]	Level 1	Level 2	Level 3	Value at 7/31/25
Small Cap
Common Stocks	$153,327,975	$—	$—	$153,327,975
Short-Term Investments	13,645,113	—	—	13,645,113
	166,973,088	—	—	166,973,088

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a Fund’s financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2025 and their effects:

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options Purchased	$—	Options Written	$(4,144,159)